RELATED PARTIES (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Amounts receivable, related party transactions	$ 10	$ 96
Amounts payable, related party transactions		$ 7